Notes Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Receivable [Abstract]
Schedule of Notes Receivable
	As of
	September 30, 2025	December 31, 2024
Bank notes receivable:	$14,604,189	$21,377,522
Commercial notes receivable	1,860,145	1,359,178
Total	$16,464,334	$22,736,700

	As of
	December 31, 2024	December 31, 2023
Bank notes receivable:	$21,377,522	$27,135,249
Commercial notes receivable	1,359,178	-
Total	$22,736,700	$27,135,249